Derivative financial instruments - Hedged items in fair value hedges (Details) - Fair value hedges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Hedged Items, net	£ 572	£ 6,833
Accumulated fair value adjustment included in carrying amount	(3,748)	514
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(971)	(556)
Change in fair value used as a basis to determine ineffectiveness	(5,999)	(1,394)
Hedge ineffectiveness recognised in the income statements	(182)	(18)
Hedged assets
Assets
Carrying amount, hedged assets	52,465	55,084
Accumulated fair value adjustment included in carrying amount, assets	(8,573)	1,598
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(1,498)	(642)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(11,945)	(3,000)
Hedge ineffectiveness recognised in the income statements	(169)	(66)
Hedged assets | Debt securities classified at amortised cost | Interest rate risk
Assets
Carrying amount, hedged assets	159	1,378
Accumulated fair value adjustment included in carrying amount, assets	(19)	(39)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(11)	0
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(133)	(75)
Hedge ineffectiveness recognised in the income statements	20	18
Hedged assets | Debt securities classified at amortised cost | Inflation risk
Assets
Carrying amount, hedged assets	4,858	4,087
Accumulated fair value adjustment included in carrying amount, assets	(1,304)	400
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(1)	0
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(1,693)	(16)
Hedge ineffectiveness recognised in the income statements	16	1
Hedged assets | Fair value through other comprehensive income | Interest rate risk
Assets
Carrying amount, hedged assets	33,583	31,485
Accumulated fair value adjustment included in carrying amount, assets	(3,758)	(258)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(232)	32
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(4,799)	(1,436)
Hedge ineffectiveness recognised in the income statements	(168)	(39)
Hedged assets | Fair value through other comprehensive income | Inflation risk
Assets
Carrying amount, hedged assets	8,514	9,066
Accumulated fair value adjustment included in carrying amount, assets	(261)	470
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	14	(32)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(804)	161
Hedge ineffectiveness recognised in the income statements	9	(13)
Loans and advances at amortised cost | Financial assets at amortised cost | Interest rate risk
Assets
Carrying amount, hedged assets	4,906	8,512
Accumulated fair value adjustment included in carrying amount, assets	(3,474)	671
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(1,268)	(642)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(4,405)	(1,643)
Hedge ineffectiveness recognised in the income statements	(44)	(33)
Loans and advances at amortised cost | Financial assets at amortised cost | Inflation risk
Assets
Carrying amount, hedged assets	445	556
Accumulated fair value adjustment included in carrying amount, assets	243	354
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	0	0
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(111)	9
Hedge ineffectiveness recognised in the income statements	(2)	0
Hedged liabilities
Liabilities
Carrying amount, hedged liabilities	(51,893)	(48,251)
Accumulated fair value adjustment included in carrying amount, liabilities	4,825	(1,084)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, liabilities	527	86
Change in fair value used as a basis to determine ineffectiveness	5,946	1,606
Hedge ineffectiveness recognised in the income statements	(13)	48
Debt securities classified at amortised cost | Interest rate risk
Liabilities
Carrying amount, hedged liabilities	(51,893)	(48,251)
Accumulated fair value adjustment included in carrying amount, liabilities	4,825	(1,084)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, liabilities	527	86
Change in fair value used as a basis to determine ineffectiveness	5,946	1,606
Hedge ineffectiveness recognised in the income statements	£ (13)	£ 48